FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Details 5)	Dec. 31, 2025	Dec. 31, 2024
W A C C [Member]
IfrsStatementLineItems [Line Items]
Valuation inputs	11.50%	11.80%
Credit risk [member]
IfrsStatementLineItems [Line Items]
Valuation inputs	2.70%	3.10%
Expected Volatility [Member]
IfrsStatementLineItems [Line Items]
Valuation inputs	15.20%	15.70%